Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details) (10K)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 36,800
2017	36,800
2018	37,333
2019	38,400
2020	25,600
Total minimum non-cancelable operating lease payments	$ 174,933